Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Cybersecurity risk management is an integral part of our overall risk management program. Our cybersecurity risk management program is designed to align with industry best practices and provide a framework for handling cybersecurity threats and incidents, including threats and incidents associated with the use of services provided by third-party service providers, and facilitate coordination across different departments of our company. This framework includes steps for regularly conducting data pr
otection impact assessments on inform
a
tion systems, monitoring the information about the security vulnerabilities of our systems, identifying the source of a cybersecurity threat including whether the cybersecurity threat is associated with a third-party service provider, implementing data security emergency response plans and adopting remedial measures, and informing management and our board of directors of material cybersecurity threats and incidents. Our cybersecurity team is responsible for assessing our cybersecurity risk management program and we currently do not engage
third parties for such assessment. In addition, our cybersecurity team provides training to all key employees for product development regularly.
Our board of directors has overall oversight responsibility for our risk management, and is charged with oversight of our cybersecurity risk management program. The board is responsible for monitoring the implementation of our risk management policies across our company, ensuring that our company has processes in place designed to identify and evaluate cybersecurity risks to which the company is exposed and implement processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents. The management is responsible for identifying, considering and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures and maintaining cybersecurity programs. Our cybersecurity programs are under the direction of our chief financial officer/chief operating officer, which receives reports from our cybersecurity team and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents. Our chief financial officer/chief operating officer and dedicated personnel are experienced information systems security professionals and information security ma
n
agers with years of experience. The management regularly updates the board of directors on the company’s cybersecurity programs, material cybersecurity risks and mitigation strategies and provide cybersecurity reports annually that cover, among other topics, third-party assessments of the company’s cybersecurity programs, developments in cybersecurity and updates to the company’s cybersecurity programs and mitigation strategies.
In 2024, we did not identify any cybersecurity threats that have materially affected or are reasonably likely to materially affect our business strategy, results of operations, or financial condition. However, despite our efforts, we cannot eliminate all risks from cybersecurity threats, or provide assurances that we have not experienced an undetected cybersecurity incident. For more information about these risks, please see “Item 3. Key Information—3.D. Risk Factors—Risks Relating to Our Business and Industry—Security breaches and improper access to or disclosure of our data or our customers’ data or other cyberattacks on our systems could result in litigation and regulatory risk and harm our reputation and our business.”

Cybersecurity Risk Management Third Party Engaged [Flag]	false
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]
In 2024, we did not identify any cybersecurity threats that have materially affected or are reasonably likely to materially affect our business strategy, results of operations, or financial condition. However, despite our efforts, we cannot eliminate all risks from cybersecurity threats, or provide assurances that we have not experienced an undetected cybersecurity incident. For more information about these risks, please see “Item 3. Key Information—3.D. Risk Factors—Risks Relating to Our Business and Industry—Security breaches and improper access to or disclosure of our data or our customers’ data or other cyberattacks on our systems could result in litigation and regulatory risk and harm our reputation and our business.”

Cybersecurity Risk Board of Directors Oversight [Text Block]
Our board of directors has overall oversight responsibility for our risk management, and is charged with oversight of our cybersecurity risk management program. The board is responsible for monitoring the implementation of our risk management policies across our company, ensuring that our company has processes in place designed to identify and evaluate cybersecurity risks to which the company is exposed and implement processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents. The management is responsible for identifying, considering and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures and maintaining cybersecurity programs. Our cybersecurity programs are under the direction of our chief financial officer/chief operating officer, which receives reports from our cybersecurity team and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents. Our chief financial officer/chief operating officer and dedicated personnel are experienced information systems security professionals and information security ma
n
agers with years of experience. The management regularly updates the board of directors on the company’s cybersecurity programs, material cybersecurity risks and mitigation strategies and provide cybersecurity reports annually that cover, among other topics, third-party assessments of the company’s cybersecurity programs, developments in cybersecurity and updates to the company’s cybersecurity programs and mitigation strategies.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The board is responsible for monitoring the implementation of our risk management policies across our company, ensuring that our company has processes in place designed to identify and evaluate cybersecurity risks to which the company is exposed and implement processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents.
Cybersecurity Risk Role of Management [Text Block]
Cybersecurity risk management is an integral part of our overall risk management program. Our cybersecurity risk management program is designed to align with industry best practices and provide a framework for handling cybersecurity threats and incidents, including threats and incidents associated with the use of services provided by third-party service providers, and facilitate coordination across different departments of our company. This framework includes steps for regularly conducting data pr
otection impact assessments on inform
a
tion systems, monitoring the information about the security vulnerabilities of our systems, identifying the source of a cybersecurity threat including whether the cybersecurity threat is associated with a third-party service provider, implementing data security emergency response plans and adopting remedial measures, and informing management and our board of directors of material cybersecurity threats and incidents. Our cybersecurity team is responsible for assessing our cybersecurity risk management program and we currently do not engage
third parties for such assessment. In addition, our cybersecurity team provides training to all key employees for product development regularly.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	false
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Cybersecurity risk management is an integral part of our overall risk management program. Our cybersecurity risk management program is designed to align with industry best practices and provide a framework for handling cybersecurity threats and incidents, including threats and incidents associated with the use of services provided by third-party service providers, and facilitate coordination across different departments of our company.